Financial instruments included in the statement of financial position and impact on income - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) USD ($)	Dec. 31, 2025 USD ($)	Dec. 17, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | €	€ 52,750			€ 49,737	€ 75,283	€ 41,388
Exercise price of derivative financial instruments	1.2250
Weighted average exercise price of derivative financial instruments	1.1894
Percentage adjustment degradation to forward rate	3.00%
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 5,000,000.0
Currency Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Percentage of hedged item to total risk exposure	15.00%
Currency Options
Disclosure of detailed information about financial instruments [line items]
Percentage of hedged item to total risk exposure	25.00%
Risk Not Hedged
Disclosure of detailed information about financial instruments [line items]
Percentage of hedged item to total risk exposure	60.00%
Royalty Financing Agreement
Disclosure of detailed information about financial instruments [line items]
Second installment payment | €	€ 21,000
Royalty Financing Bond
Disclosure of detailed information about financial instruments [line items]
Subscription price funded		$ 71,000,000
Period Two | Royalty Financing Agreement
Disclosure of detailed information about financial instruments [line items]
Initial fixed return rate as percentage of subscription price	250.00%	250.00%
Period One | Royalty Financing Agreement
Disclosure of detailed information about financial instruments [line items]
Initial fixed return rate as percentage of subscription price	175.00%	175.00%